RELATED PARTY TRANSACTIONS - Due From And To Affiliates (Details) $ in Millions	Dec. 31, 2022 USD ($)
Due from Affiliates
Receivables from affiliates related to compensation	$ 782
Due to Affiliates
Borrowings on short-term credit facility	$ 3